Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2021
Revenue From Contract With Customer Abstract
Disaggregation Of Revenue [Table Text Block]	The following table presents the Corporation’s revenue streams from contracts with customers by reportable segment for the years ended December 31, 2021, 2020 and 2019
		Years ended December 31,
(In thousands)		2021		2020		2019
		BPPR	Popular U.S.	BPPR	Popular U.S.	BPPR	Popular U.S.
Service charges on deposit accounts		$151,453	$11,245	$136,703	$11,120	$146,384	$14,549
Other service fees:
Debit card fees		47,681	956	38,685	967	46,066	1,076
Insurance fees, excluding reinsurance		40,929	3,798	35,799	2,484	42,995	3,803
Credit card fees, excluding late fees and membership fees		117,418	1,052	88,091	831	86,884	866
Sale and administration of investment products		23,634	-	21,755	-	23,072	-
Trust fees		24,855	-	21,700	-	21,198	-
Total revenue from contracts with customers	[1]	$405,970	$17,051	$342,733	$15,402	$366,599	$20,294
[1] The amounts include intersegment transactions of $4.1 million, $4.3 million and $3.8 million, respectively, for the years ended December 31, 2021, 2020 and 2019.